Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Changes in provisions

	Return of aircraft and engines	Provision for taxes, civil and labor risks	Provision for onerous contract	Total
Balance at December 31, 2017	479,957	73,198	—	553,155
Provisions recognized	44,199	70,438	—	171,701
Utilized provisions	—	(62,653)	—	(62,653)
Amortization of financial expense	57,064	—	—	57,064
Foreign exchanges variations	87,821	—	—	87,821

Balance at December 31, 2018 (Restated)	669,041	80,983	—	750,024

Provisions recognized	139,652	100,241	1,129,866	1,369,759
Utilized provisions	(333,420)	(93,718)	—	(427,138)
Amortization of financial expense	67,366	—	18,633	85,999
Foreign exchanges variations	28,036	—	6,672	34,708

Balance of December 31, 2019	570,675	87,506	1,155,171	1,813,352
Current	68,888	—	254,553	323,441

Non-current	501,787	87,506	900,618	1,489,911

Schedule of Changes in Taxes, Civil and Labor Provisions	These provisions are as follows:

	December 31,
	2019	2018
Taxes	2,024	1,962
Civil	45,067	44,960
Labor	40,415	34,061

	87,506	80,983

Schedule of Amounts of Claims for Which No Provision Recorded
The total amount of claims, which according to management represent losses that are reasonably possible but not probable, for which no provision was recorded are as follow:

	December 31,
	2019	2018
Taxes	116,074	87,384
Civil	77,360	43,203
Labor	123,119	135,311

	316,553	265,898